Contingent liabilities and legal proceedings - Other matters in relation to USL (Details)	6 Months Ended
Dec. 31, 2019
United Spirits Limited
Disclosure of contingent liabilities [line items]
Shares percentage of additional equivalent payments required to be made to shareholders	0.04%